Total Equity - Non-Controlling Interests (Details) - USD ($) $ in Millions							12 Months Ended
	Aug. 28, 2020	Jun. 30, 2020	Apr. 30, 2020	Apr. 09, 2020	May 31, 2019	Apr. 29, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Carrying value							$ 3,670.7	$ 3,529.1
Net earnings (loss) attributable to non-controlling interests							(181.0)	(32.9)
Dividends paid, other shares							44.0	45.8
Investments in associates							6,439.6	5,984.4
Insurance and reinsurance companies
Disclosure of subsidiaries [line items]
Carrying value							1,831.8	1,544.6
Net earnings (loss) attributable to non-controlling interests							106.6	108.2
Non-insurance companies
Disclosure of subsidiaries [line items]
Carrying value							1,838.9	1,984.5
Net earnings (loss) attributable to non-controlling interests							$ (287.6)	$ (141.1)
Allied World
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							70.90%	70.10%
Allied World | Insurance and reinsurance companies
Disclosure of subsidiaries [line items]
Minority voting percentage							29.10%	29.90%
Carrying value							$ 1,329.0	$ 1,256.3
Net earnings (loss) attributable to non-controlling interests							$ 106.6	$ 88.1
Brit
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary
Brit | Insurance and reinsurance companies
Disclosure of subsidiaries [line items]
Minority voting percentage							0.00%	10.70%
Carrying value							$ 121.7	$ 197.4
Net earnings (loss) attributable to non-controlling interests							$ (10.9)	$ 15.8
Fairfax India
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							28.00%
Investments in associates							$ 91.8
Foreign exchange gain (loss)							$ 23.5
Economic ownership percentage							72.00%	66.20%
Fairfax India | Non-insurance companies
Disclosure of subsidiaries [line items]
Minority voting percentage							6.60%	6.20%
Carrying value							$ 1,130.9	$ 1,117.2
Net earnings (loss) attributable to non-controlling interests							$ (29.4)	$ 59.0
Recipe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							40.20%
Investments in associates							$ 54.1
Foreign exchange gain (loss)							$ (10.9)
Economic ownership percentage							59.80%	52.10%
Recipe | Non-insurance companies
Disclosure of subsidiaries [line items]
Minority voting percentage							38.90%	38.40%
Carrying value							$ 447.7	$ 437.5
Net earnings (loss) attributable to non-controlling interests							$ (48.4)	$ 28.5
Dexterra | Non-insurance companies
Disclosure of subsidiaries [line items]
Minority voting percentage							51.00%	0.00%
Carrying value							$ 121.4	$ 0.0
Net earnings (loss) attributable to non-controlling interests							$ 11.4	$ 0.0
Thomas Cook India
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							66.90%
Thomas Cook India | Non-insurance companies
Disclosure of subsidiaries [line items]
Minority voting percentage							33.10%	33.10%
Carrying value							$ 69.4	$ 93.8
Net earnings (loss) attributable to non-controlling interests							$ (23.5)	$ (186.2)
Fairfax Africa
Disclosure of subsidiaries [line items]
Economic ownership percentage								38.00%
Fairfax Africa | Non-insurance companies
Disclosure of subsidiaries [line items]
Minority voting percentage							0.00%	1.50%
Carrying value							$ 0.0	$ 195.6
Net earnings (loss) attributable to non-controlling interests							(161.1)	(41.4)
Loss on deconsolidated noncontrolling interests							(33.2)
All other | Insurance and reinsurance companies
Disclosure of subsidiaries [line items]
Carrying value							381.1	90.9
Net earnings (loss) attributable to non-controlling interests							10.9	4.3
All other | Non-insurance companies
Disclosure of subsidiaries [line items]
Carrying value							69.5	140.4
Net earnings (loss) attributable to non-controlling interests							(36.6)	(1.0)
IIFL Holdings Limited
Disclosure of subsidiaries [line items]
Minority voting percentage					66.20%
Brit
Disclosure of subsidiaries [line items]
Dividends paid, other shares				$ 20.6		$ 20.6
Cash paid for stock repurchase	$ 220.0
Dividends paid to non-controlling interests							13.6
Brit | Non-controlling interests
Disclosure of subsidiaries [line items]
Investment in subsidiary, third party							124.4	$ 0.0
Fairfax India
Disclosure of subsidiaries [line items]
Cash paid for stock repurchase							$ 29.1
Allied World's Minority Shareholders | Allied World
Disclosure of subsidiaries [line items]
Dividends paid, other shares			$ 126.4			$ 126.4
Capital contribution		$ 100.0